Quarterly Report
August 31, 2023
MFS®  Conservative
Allocation Fund
CON-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 59.6%
MFS Emerging Markets Debt Fund - Class R6	6,634,062	$76,092,685
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,507,728	75,778,357
MFS Global Opportunistic Bond Fund - Class R6	34,016,037	266,345,571
MFS Government Securities Fund - Class R6	44,112,632	377,163,003
MFS High Income Fund - Class R6	51,507,011	152,975,822
MFS Inflation-Adjusted Bond Fund - Class R6	41,164,121	375,005,145
MFS Limited Maturity Fund - Class R6	66,839,484	380,316,665
MFS Total Return Bond Fund - Class R6	61,402,817	571,046,194
		$2,274,723,442
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,417,453	$56,627,248
MFS International Intrinsic Value Fund - Class R6	1,423,246	57,072,161
MFS International Large Cap Value Fund - Class R6	4,394,798	57,176,324
MFS Research International Fund - Class R6	6,175,596	132,960,591
		$303,836,324
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	20,738,385	$76,524,641
MFS Global Real Estate Fund - Class R6	4,770,245	75,894,591
		$152,419,232
U.S. Stock Funds – 28.0%
MFS Growth Fund - Class R6	1,362,492	$231,364,723
MFS Mid Cap Growth Fund - Class R6 (a)	5,617,057	153,457,987
MFS Mid Cap Value Fund - Class R6	5,098,813	151,944,618
MFS New Discovery Fund - Class R6	1,352,698	38,132,558
MFS New Discovery Value Fund - Class R6	2,174,554	38,032,956
MFS Research Fund - Class R6	4,312,475	229,423,693
MFS Value Fund - Class R6	4,725,905	227,788,603
		$1,070,145,138
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.3% (v)	11,653,906	$11,655,072
Total Investment Companies		$3,812,779,208

Other Assets, Less Liabilities – 0.1%		2,148,675
Net Assets – 100.0%		$3,814,927,883
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $3,812,779,208.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,812,779,208	$—	$—	$3,812,779,208
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$72,503,046	$267,066	$3,349,115	$(1,476,878)	$8,580,522	$76,524,641
MFS Emerging Markets Debt Fund	76,268,504	1,101,452	1,883,084	(500,749)	1,106,562	76,092,685
MFS Emerging Markets Debt Local Currency Fund	75,779,634	871,903	2,267,110	(531,734)	1,925,664	75,778,357
MFS Global Opportunistic Bond Fund	266,823,231	2,503,878	1,276,639	(292,564)	(1,412,335)	266,345,571
MFS Global Real Estate Fund	73,890,721	218,027	683,390	7,438	2,461,795	75,894,591
MFS Government Securities Fund	381,385,725	6,048,458	240,404	(43,213)	(9,987,563)	377,163,003
MFS Growth Fund	231,246,333	635,786	19,770,426	1,427,373	17,825,657	231,364,723
MFS High Income Fund	152,524,279	2,447,123	3,532,525	(557,538)	2,094,483	152,975,822
MFS Inflation-Adjusted Bond Fund	378,872,709	8,309,216	—	—	(12,176,780)	375,005,145
MFS Institutional Money Market Portfolio	12,436,368	31,709,049	32,493,789	1,040	2,404	11,655,072
MFS International Growth Fund	55,837,083	128,586	646,743	242,946	1,065,376	56,627,248
MFS International Intrinsic Value Fund	55,982,688	83,612	961,485	95,233	1,872,113	57,072,161
MFS International Large Cap Value Fund	55,482,896	59,962	1,016,259	(46,046)	2,695,771	57,176,324
MFS Limited Maturity Fund	381,361,767	4,738,168	5,107,159	(373,196)	(302,915)	380,316,665
MFS Mid Cap Growth Fund	151,897,621	67,896	9,101,132	(320,466)	10,914,068	153,457,987
MFS Mid Cap Value Fund	148,214,921	43,523	9,111,156	539,716	12,257,614	151,944,618
MFS New Discovery Fund	37,137,108	35,626	1,925,481	(584,920)	3,470,225	38,132,558
MFS New Discovery Value Fund	36,669,556	671,557	2,202,773	45,392	2,849,224	38,032,956
MFS Research Fund	228,298,787	—	15,656,592	1,476,334	15,305,164	229,423,693
MFS Research International Fund	129,774,510	315,396	1,069,044	189,839	3,749,890	132,960,591
MFS Total Return Bond Fund	573,089,219	7,821,370	1,911,979	(448,715)	(7,503,701)	571,046,194
MFS Value Fund	223,349,753	1,053,989	9,963,731	98,041	13,250,551	227,788,603
	$3,798,826,459	$69,131,643	$124,170,016	$(1,052,667)	$70,043,789	$3,812,779,208
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	1,093,710	—
MFS Emerging Markets Debt Local Currency Fund	869,220	—
MFS Global Opportunistic Bond Fund	1,693,792	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	3,353,588	—
MFS Growth Fund	—	635,786
MFS High Income Fund	2,393,602	—
MFS Inflation-Adjusted Bond Fund	5,259,297	—
MFS Institutional Money Market Portfolio	151,740	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	3,702,163	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Mid Cap Growth Fund	$—	$—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	545,345	91,871
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	6,154,778	—
MFS Value Fund	1,050,745	—
	$26,267,980	$727,657
4